Loss Per Share - Schedule of Earnings (Loss) of Potentially Dilutive Ordinary Shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Earnings (Loss) of Potentially Dilutive Ordinary Shares [Line items]
Dilutive Ordinary Shares	724,955	724,955	778,085
Warrant [Member] | Warrant Inducement Offering [Member] | Class A Ordinary Shares [Member]
Schedule of Earnings (Loss) of Potentially Dilutive Ordinary Shares [Line items]
Dilutive Ordinary Shares	453,333	453,333	453,333
Warrant [Member] | March 2021 Offering [Member] | Class A Ordinary Shares [Member]
Schedule of Earnings (Loss) of Potentially Dilutive Ordinary Shares [Line items]
Dilutive Ordinary Shares	233,333	233,333	233,333
Restricted Share Awards [Member] | Class A Ordinary Shares [Member]
Schedule of Earnings (Loss) of Potentially Dilutive Ordinary Shares [Line items]
Dilutive Ordinary Shares	38,289	38,289	91,419